Short-Term Investments - Securities with Gross Unrealized Losses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Mutual funds [Member] CNY	Dec. 31, 2012 Mutual funds [Member] CNY	Dec. 31, 2012 Equity securities [Member] CNY
Schedule of Available-for-sale Securities [Line Items]
Less than twelve months, Fair value			201,943			201,943
Less than twelve months, Gross unrealized losses			(26,995)			(26,995)
Twelve months or more, Fair value	3,464	20,971	23,461	20,971	20,759	2,702
Twelve months or more, Gross unrealized losses	$ (1,025)	(6,206)	(9,004)	(6,206)	(6,419)	(2,585)